Cash and Bank Balances - Schedule of Cash and Bank Balances (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Schedule of Cash and Bank Balances [Abstract]
Cash at banks	$ 30,522,014	$ 3,929,350	$ 3,660,213
Short-term fixed deposits	11,700,000	1,506,238
Cash and bank balances	$ 42,222,014	$ 5,435,588	$ 3,660,213	$ 471,210	$ 1,396,003	$ 601,492